Ann D. Diers                                   Ameritas Life Insurance Corp.Logo
Assistant General Counsel
________________________________________________________________________________
          One Ameritas Way/P.O. Box 81889/ Lincoln, NE  68501-1889/(402)467-1122

September 21, 1998

                                                Transmitted via EDGAR on 9/21/98

Filer Support

Securities and Exchange Commission
450 Fifth St. N.W.

Washington, D.C.  20549

RE: Request to Disregard Erroneous Filing/Erroneous Tag on Header of EDGAR Transmission

Dear Sir or Madam:

     I represent Ameritas Life Insurance Corp. ("Ameritas").

     On Wednesday (9/16), Ameritas filed Rule 497(d) filings on behalf of its Separate Accounts LLVL and LLVA.

     One of the Rule 497 filings filed under CIK # 0000933094 was erroneously made.

     The    Accession    Number    for    the    incorrect    transmission    is
#0001016274-98-000005. Please disregard this filing.

     The Accession Number for the correct transmission, which was sent to replace the incorrect one, is #0001016274-98-000006.

     If you have any questions, please call me at (402)467-7853.

     Thank you for your assistance in this matter.


Sincerely,

/s/Ann D. Diers

Ann D. Diers
Assistant General Counsel

ADD:llw